OTHER LIABILITIES - Summary of Other Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements	$ 1,235		$ 1,472
Warranty and campaign programs	932	$ 903	919	$ 891	$ 941	$ 925
Marketing and sales incentive programs	1,244		1,279
Tax payables	601		696
Accrued expenses and deferred income	652		639
Accrued employee benefits	672		562
Lease liabilities	388		449
Legal reserves and other provisions	331		299
Contract reserve	362		319
Contract liabilities	1,207		1,236
Restructuring reserve	67		103
Other	1,005		866
Total	8,696		8,839
Future rents related to buy-back agreements	$ 614		$ 657